Interim Condensed Consolidated Changes in Shareholders' Equity - (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Foreign Currency Translation [Member]	Retained earnings [member]	Total
Balance at Dec. 31, 2021	$ 31,504	$ 223	$ (23,836)	$ 7,891
IfrsStatementLineItems [Line Items]
Loss after income tax for the period			(2,442)	(2,442)
Other comprehensive loss for the period		(639)		(639)
Total comprehensive loss for the period		(639)	(2,442)	(3,081)
Issuance of shares, net	721			721
Share-based compensation	219			219
Balance at Jun. 30, 2022	32,444	(416)	(26,278)	5,750
Balance at Dec. 31, 2022	32,713	(537)	(30,020)	2,156
IfrsStatementLineItems [Line Items]
Loss after income tax for the period			(33,009)	(33,009)
Other comprehensive loss for the period		(165)		(165)
Total comprehensive loss for the period		(165)	(33,009)	(33,174)
Issuance of shares, net	170			170
Recapitalization due to issuance of shares following the SPAC transaction, net	11,460			11,460
Share-based compensation	2,092			2,092
Conversion of convertible notes to shares	175			175
Conversion of bridge loans to shares	2,983			2,983
Exercise of options	10			10
Conversion of warrants A to ordinary shares, net (See note 5.2)	290			290
Issuance of Security Bundle, net (See note 5.2)	1,837			1,837
Balance at Jun. 30, 2023	$ 51,730	$ (702)	$ (63,029)	$ (12,001)